Putnam International Equity Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam International Equity Fund		Class A		Class B		Class C		Class M		Class R		Class R5	Class R6	Class Y
Management fees	[1]	0.74%		0.74%		0.74%		0.74%		0.74%		0.74%	0.74%	0.74%
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses		0.32%	[2]	0.32%	[2]	0.32%	[2]	0.32%	[2]	0.32%	[2]	0.22%	0.12%	0.32%	[2]
Total annual fund operating expenses		1.31%		2.06%		2.06%		1.81%		1.56%		0.96%	0.86%	1.06%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam International Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	701	966	1,252	2,063
Class B	709	946	1,308	2,197
Class C	309	646	1,108	2,390
Class M	527	900	1,296	2,402
Class R	159	493	850	1,856
Class R5	98	306	531	1,178
Class R6	88	274	477	1,061
Class Y	108	337	585	1,294

Expense Example, No Redemption - Putnam International Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	209	646	1,108	2,197
Class C	209	646	1,108	2,390